Organization and Description of Business (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Nov. 30, 2015	Oct. 31, 1992
Taizhou Fuling Plastics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Ownership interest percentage	100.00%
Registered capital		$ 21,360	$ 510
Domo Industry Inc. [Member]
Related Party Transaction [Line Items]
Ownership interest percentage	49.00%